Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net consist of the following:

	As of December 31, 2024	As of June 30, 2025
		(Unaudited)
	RMB	RMB
Land use right	49,292,208	49,292,208
Franchise right	334,865	334,865
Less: Accumulated amortization	(2,881,629)	(3,374,551)
Intangible assets, net	46,745,444	46,252,522

Schedule of Future Estimated Amortization Expenses

As of June 30, 2025, the future estimated amortization expenses are as below.

Years ended December 31,	Estimated amortization expense
(Unaudited)
RMB
Remaining of 2025	492,922
2026	985,844
2027	985,844
2028	985,844
2029	985,844
Thereafter	41,816,224
Total	46,252,522